Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 12.1%
Entertainment 1.9%
Activision Blizzard, Inc.	133,634	10,817,672
Walt Disney Co. (The)	128,155	15,901,473
Total		26,719,145
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	18,301	26,821,946
Alphabet, Inc., Class C(a)	17,274	25,385,870
Facebook, Inc., Class A(a)	121,254	31,756,423
Total		83,964,239
Media 2.9%
Comcast Corp., Class A	917,777	42,456,364
Wireless Telecommunication Services 1.5%
T-Mobile USA, Inc.(a)	184,962	21,152,254
Total Communication Services		174,292,002
Consumer Discretionary 11.5%
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	132,430	13,340,998
McDonald’s Corp.	54,095	11,873,312
Total		25,214,310
Internet & Direct Marketing Retail 6.1%
Amazon.com, Inc.(a)	23,517	74,048,683
eBay, Inc.	254,295	13,248,770
Total		87,297,453
Multiline Retail 1.0%
Dollar Tree, Inc.(a)	162,865	14,876,089
Specialty Retail 2.7%
AutoZone, Inc.(a)	6,875	8,096,275
Lowe’s Companies, Inc.	182,582	30,283,050
Total		38,379,325
Total Consumer Discretionary		165,767,177
Consumer Staples 6.5%
Beverages 1.6%
Coca-Cola Co. (The)	461,695	22,793,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.0%
Sysco Corp.	228,720	14,230,958
Food Products 2.0%
ConAgra Foods, Inc.	286,898	10,245,128
Mondelez International, Inc., Class A	307,481	17,664,783
Total		27,909,911
Household Products 0.5%
Colgate-Palmolive Co.	93,840	7,239,756
Tobacco 1.4%
Philip Morris International, Inc.	274,655	20,596,379
Total Consumer Staples		92,770,886
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources Ltd.	709,626	11,361,112
Chevron Corp.	136,866	9,854,352
EOG Resources, Inc.	148,225	5,327,207
Total		26,542,671
Total Energy		26,542,671
Financials 10.5%
Banks 2.4%
Bank of America Corp.	444,695	10,712,703
Citigroup, Inc.	75,254	3,244,200
JPMorgan Chase & Co.	213,830	20,585,414
Total		34,542,317
Capital Markets 2.9%
BlackRock, Inc.	38,052	21,444,205
Charles Schwab Corp. (The)	84,405	3,057,993
Morgan Stanley	366,374	17,714,183
Total		42,216,381
Consumer Finance 0.9%
American Express Co.	123,005	12,331,251
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	225,060	47,924,276
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
Aon PLC, Class A	65,993	13,614,356
Total Financials		150,628,581
Health Care 12.8%
Biotechnology 0.2%
Alexion Pharmaceuticals, Inc.(a)	28,423	3,252,444
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	155,297	16,900,972
Becton Dickinson and Co.	56,042	13,039,853
Dentsply Sirona, Inc.	139,750	6,111,267
Medtronic PLC	299,753	31,150,332
Stryker Corp.	75,105	15,649,629
Total		82,852,053
Health Care Providers & Services 2.9%
Anthem, Inc.	50,935	13,680,632
Cigna Corp.	79,106	13,401,347
Quest Diagnostics, Inc.	129,125	14,783,521
Total		41,865,500
Pharmaceuticals 3.9%
Johnson & Johnson	210,194	31,293,683
Merck & Co., Inc.	140,360	11,642,862
Pfizer, Inc.	378,094	13,876,050
Total		56,812,595
Total Health Care		184,782,592
Industrials 8.9%
Aerospace & Defense 1.9%
Northrop Grumman Corp.	42,970	13,556,605
Raytheon Technologies Corp.	227,555	13,093,515
Total		26,650,120
Airlines 0.4%
Southwest Airlines Co.	165,515	6,206,812
Building Products 1.1%
Carrier Global Corp.	505,737	15,445,208
Industrial Conglomerates 1.0%
Honeywell International, Inc.	90,457	14,890,127
Machinery 1.6%
Stanley Black & Decker, Inc.	142,935	23,184,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.9%
Uber Technologies, Inc.(a)	522,495	19,060,618
Union Pacific Corp.	116,560	22,947,167
Total		42,007,785
Total Industrials		128,384,109
Information Technology 30.0%
Communications Equipment 0.7%
Cisco Systems, Inc.	259,545	10,223,478
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	185,495	18,130,281
IT Services 7.5%
Automatic Data Processing, Inc.	111,395	15,538,489
Fidelity National Information Services, Inc.	187,587	27,614,682
Fiserv, Inc.(a)	194,956	20,090,216
MasterCard, Inc., Class A	94,722	32,032,139
PayPal Holdings, Inc.(a)	66,115	13,026,638
Total		108,302,164
Semiconductors & Semiconductor Equipment 3.1%
Lam Research Corp.	44,830	14,872,352
Marvell Technology Group Ltd.	103,115	4,093,666
NVIDIA Corp.	30,265	16,380,023
NXP Semiconductors NV	72,541	9,053,842
Total		44,399,883
Software 10.2%
Adobe, Inc.(a)	39,805	19,521,566
Autodesk, Inc.(a)	77,300	17,857,073
Intuit, Inc.	48,935	15,963,086
Microsoft Corp.	390,130	82,056,043
Palo Alto Networks, Inc.(a)	46,538	11,390,176
Total		146,787,944
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	820,202	94,987,594
Western Digital Corp.	221,940	8,111,907
Total		103,099,501
Total Information Technology		430,943,251

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.8%
Chemicals 2.5%
Air Products & Chemicals, Inc.	26,180	7,797,975
Corteva, Inc.	403,069	11,612,418
Nutrien Ltd.	327,970	12,866,263
Sherwin-Williams Co. (The)	5,864	4,085,683
Total		36,362,339
Metals & Mining 1.3%
Newmont Corp.	285,785	18,133,058
Total Materials		54,495,397
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	29,264	7,073,987
Total Real Estate		7,073,987
Utilities 0.8%
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	598,360	10,836,299
Total Utilities		10,836,299
Total Common Stocks (Cost $1,055,878,962)		1,426,516,952

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	3,368,865	3,368,528
Total Money Market Funds (Cost $3,368,528)		3,368,528
Total Investments in Securities (Cost: $1,059,247,490)		1,429,885,480
Other Assets & Liabilities, Net		8,946,724
Net Assets		1,438,832,204

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	12,377,570	304,691,608	(313,700,650)	—	3,368,528	9,141	117,140	3,368,865
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020	3